OPERATING EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
General and administration	$ 6,265,000	$ 3,573,000
Exploration and evaluation	960,000	812,000
Investor relations and marketing communications	2,247,000	1,111,000
Corporate development and due diligence	509,000	468,000
Total	9,981,000	5,964,000
Impairment of mineral properties (non-cash)	24,304,000	24,870,000
Loss from operational activities	(34,285,000)	(30,834,000)
Administrative and Office
Statement [Line Items]
General and administration	347,000	232,000
Exploration and evaluation	98,000	166,000
Investor relations and marketing communications	63,000	34,000
Corporate development and due diligence	1,000	3,000
Total	509,000	435,000
Consultants
Statement [Line Items]
General and administration	227,000	164,000
Exploration and evaluation	61,000	71,000
Investor relations and marketing communications	120,000	10,000
Corporate development and due diligence	0	0
Total	408,000	245,000
Depreciation (Non-cash)
Statement [Line Items]
General and administration	168,000	146,000
Exploration and evaluation	152,000	159,000
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	320,000	305,000
Investor Relations and Marketing Communications
Statement [Line Items]
General and administration	0	3,000
Exploration and evaluation	1,000	3,000
Investor relations and marketing communications	1,333,000	579,000
Corporate development and due diligence	0	22,000
Total	1,334,000	607,000
Professional Fees
Statement [Line Items]
General and administration	1,298,000	934,000
Exploration and evaluation	0	1,000
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	1,298,000	935,000
Salaries
Statement [Line Items]
General and administration	1,174,000	1,121,000
Exploration and evaluation	318,000	236,000
Investor relations and marketing communications	393,000	287,000
Corporate development and due diligence	319,000	269,000
Total	2,204,000	1,913,000
Share-based Payments (Non-cash)
Statement [Line Items]
General and administration	1,235,000	500,000
Exploration and evaluation	312,000	148,000
Investor relations and marketing communications	265,000	144,000
Corporate development and due diligence	186,000	166,000
Total	1,998,000	958,000
Transfer Agent and Filing Fees
Statement [Line Items]
General and administration	368,000	163,000
Exploration and evaluation	0	0
Investor relations and marketing communications	44,000	41,000
Corporate development and due diligence	0	0
Total	412,000	204,000
Travel and Accommodation
Statement [Line Items]
General and administration	34,000	22,000
Exploration and evaluation	18,000	28,000
Investor relations and marketing communications	29,000	16,000
Corporate development and due diligence	3,000	8,000
Total	84,000	74,000
Reimbursement of Litigation Expenses
Statement [Line Items]
General and administration	1,120,000
Exploration and evaluation	0
Investor relations and marketing communications	0
Corporate development and due diligence	0
Total	1,120,000
Directors Fees
Statement [Line Items]
General and administration	294,000	288,000
Exploration and evaluation	0	0
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	$ 294,000	$ 288,000